                     SALOMON BROTHERS OPPORTUNITY FUND INC
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (212) 783-1301
                                 (800) 725-6666

                       SUPPLEMENT DATED NOVEMBER 4, 1997
                     TO PROSPECTUS DATED DECEMBER 30, 1996

The following information supplements and should be read in conjunction with the section of the current Prospectus for Salomon Brothers Opportunity Fund Inc (the 'Fund') entitled 'Management:'

     'On September 24, 1997, Travelers Group Inc. ('Travelers') and Salomon Inc ('Salomon'), the ultimate parent company of Salomon Brothers Asset Management Inc ('SBAM'), announced their agreement to merge Salomon with and into Smith Barney Holdings Inc., a subsidiary of Travelers, to form a new company expected to be called Salomon Smith Barney Holdings Inc. (the 'Transaction'). Upon consummation of the Transaction, Travelers will become the ultimate parent of SBAM, which will continue to serve as the investment adviser to the Fund. Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services.

     Under certain interpretations, the Transaction might be deemed to create an 'assignment,' as defined in the Investment Company Act of 1940, as amended, of the Management Contract with SBAM, which, if so interpreted, would result in the termination of such contract. Accordingly, at a Meeting of the Board of Directors held on November 4, 1997, the Board approved a new management contract for the Fund identical in all material respects to the existing contract, to be presented to stockholders for approval.

     The Transaction is expected to be completed by the end of November 1997, subject to a number of conditions, including the receipt of U.S. and foreign regulatory approvals and the approval of Salomon stockholders.'

                     SALOMON BROTHERS OPPORTUNITY FUND INC
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (212) 783-1301
                                 (800) 725-6666

                       SUPPLEMENT DATED NOVEMBER 4, 1997
               TO STATEMENT OF ADDITIONAL DATED DECEMBER 30, 1996

The following information supplements and should be read in conjunction with the section of the current Statement of Additional Information for Salomon Brothers Opportunity Fund Inc (the 'Fund') entitled 'Management:'

     'On September 24, 1997, Travelers Group Inc. ('Travelers') and Salomon Inc ('Salomon'), the ultimate parent company of Salomon Brothers Asset Management Inc ('SBAM'), announced their agreement to merge Salomon with and into Smith Barney Holdings Inc., a subsidiary of Travelers, to form a new company expected to be called Salomon Smith Barney Holdings Inc. (the 'Transaction'). Upon consummation of the Transaction, Travelers will become the ultimate parent of SBAM, which will continue to serve as the investment adviser to the Fund. Travelers is a diversified financial services company engaged in investment services, asset management, consumer finance and life and property casualty insurance services.

     Under certain interpretations, the Transaction might be deemed to create an 'assignment,' as defined in the Investment Company Act of 1940, as amended, of the Management Contract with SBAM, which, if so interpreted, would result in the termination of such contract. Accordingly, at a Meeting of the Board of Directors held on November 4, 1997, the Board approved a new management contract for the Fund identical in all material respects to the existing contract, to be presented to stockholders for approval.

     The Transaction is expected to be completed by the end of November 1997, subject to a number of conditions, including the receipt of U.S. and foreign regulatory approvals and the approval of Salomon stockholders.'